CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful accounts	$ 359,425	$ 243,777
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	54,000,000
Common stock, shares issued	33,468,342	10,421,419
Common stock, shares outstanding	33,468,342	10,421,419
Redeemable Preferred Stock Series B
Redeemable preferred stock, par value	$ 0.001	$ 0.001
Redeemable preferred stock, shares authorized	250,000	250,000
Redeemable preferred stock, shares issued	0	112,160
Redeemable preferred stock, shares outstanding	0	112,160
Redeemable Preferred Stock Series C
Redeemable preferred stock, par value	$ 0.001	$ 0.001
Redeemable preferred stock, shares authorized	20,000,000	15,000,000
Redeemable preferred stock, shares issued	0	11,238,098
Redeemable preferred stock, shares outstanding	0	11,238,098